Short-Term Investment (Details) - Schedule of Short-Term Investment - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Short-Term Investments [Line Items]
Beginning balance		$ 1,490
Add: purchase additional wealth management financial products	1,122,520	4,125,704	$ 20,025,600
Less: proceeds received upon maturity of short-term investment	(1,122,520)	(4,127,088)	(20,918,110)
Foreign currency translation adjustments		(106)
Ending balance of short-term investment			$ 1,490